Warranty Reserves (Tables)	12 Months Ended
Dec. 31, 2013
Warranty Reserves
Schedule of activity related to the entity's warranty reserves, which are included in accounts payable and other liabilities

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Warranty reserves at the beginning of the year	$1,077	$840	$559
Additions to reserves for new home deliveries	1,095	733	234
Payments for warranty costs	(558)	(379)	(443)
Adjustments to prior year warranty reserves	(56)	(117)	490

Warranty reserves at the end of the year	$1,558	$1,077	$840